Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Basis of preparation
2.1	Basis of preparation
These consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”). The financial statements have been prepared under the historical cost convention, as modified by the revaluation of financial assets at fair value through profit or loss, derivative financial instruments and financial instruments with preferred rights.
The financial statements were authorized for issue by the board of directors of the Company on April
9
, 2021.

New standards, amendments to standards and interpretations adopted by the Group

2.2	New standards, amendments to standards and interpretations adopted by the Group
The Group has applied the following for the first time for their annual reporting period commencing January 1, 2020:

• Amendments to IAS 1 and IAS 8	Definition of Material

• Amendments to IFRS 3	Definition of a Business

• Amendments to IFRS 7, IFRS 9 and IAS 39	Interest Rate Benchmark Reform

• Amendments to IFRS 16	COVID-19-related Rent Concessions

• Revised Conceptual Framework for Financial Reporting
The above amendments do not have any material impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.

2.3	New standards, amendments to standards and interpretations not yet adopted

Effective for annual periods beginning on or after
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	Interest Rate Benchmark Reform — Phase 2	January 1, 2021
Amendments to IAS 16	Property, Plant and Equipment: Proceeds before intended use	January 1, 2022
Amendments to IAS 37	Onerous Contracts – Cost of Fulfilling a Contract	January 1, 2022
Amendments to IFRS 3	Reference to the Conceptual Framework	January 1, 2022
Annual Improvements 2018–2020 cycle		January 1, 2022
IFRS 17	Insurance Contracts	January 1, 2023
Amendments to IAS 1	Classification of Liabilities as Current or Non- current	January 1, 2023
There are no new standards, amendments to existing standards or interpretations that are not yet effective and would be expected to have a material impact to the Group.

Subsidiaries

2.4	Subsidiaries

2.4.1	Consolidation
A subsidiary is an entity (including VIE, as stated in Note 1 above) over which the Group has control. The Group controls an entity where the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.
Intra-group transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. When necessary, amounts reported by subsidiaries have been adjusted to conform with the Group’s accounting policies.

(a)	Subsidiaries controlled through Contractual Arrangements
The PRC Subsidiaries have entered into Contractual Arrangements, including the Shareholder Voting Rights Entrustment Agreements, Spousal Consent Letters, Equity Interest Pledge Agreements, Exclusive Business Cooperation Agreements and Exclusive Option Agreements, with the VIEs and their equity holders.

(i)	Agreements that provide the Company with effective control over the VIEs
Shareholder Voting Rights Entrustment Agreements
Pursuant to the agreements among the PRC Subsidiaries, VIEs and the equity holders of VIEs, these equity holders irrevocably authorize the PRC Subsidiaries or any person(s) designated by the PRC Subsidiaries to act as his or her attorney-in-fact
to exercise all of his or her rights as an equity holder of the VIEs, including, but not limited to, the right to call and attend shareholders’ meetings, execute and deliver any and all written resolutions and meeting minutes as a shareholder, vote by itself or by proxy on any matters discussed on shareholders’ meetings, sell, transfer, pledge or dispose of any or all of the shares, nominate, appoint or remove the directors, supervisors and senior management, and other shareholders rights conferred by the articles of association of the VIEs and the relevant laws and regulations.
Spousal Consent Letters
The spouse of each of Mr. Sizhen Wang and certain other individuals has signed spousal consent letters. Under the spousal consent letter, the spouse unconditionally and irrevocably waives any rights or entitlements whatsoever to such shares that may be granted to his/her pursuant to applicable laws and undertakes not to make any assertion of rights to such shares. The spouse agrees and undertakes that he/she will take all necessary actions to ensure the proper performance of the Contractual Arrangements, and will be bound by the Contractual Arrangements in case he/she obtains any equity of the VIEs due to any reason.
Equity Interest Pledge Agreements
Pursuant to the agreements among the PRC Subsidiaries and the equity holders of VIEs, the equity holders of VIEs have pledged 100% equity interest in the VIEs in favor of the PRC Subsidiaries to guarantee the performance by the VIEs and their equity holders of their obligations under the Exclusive Business Cooperation Agreements, the Exclusive Option Agreements and any other agreement to be executed among the PRC Subsidiaries, VIEs and the equity holders from time to time. If the VIEs or their equity holders breach their contractual obligations under the agreements, the PRC Subsidiaries, as pledgees, will have the right to dispose of the pledged shares entirely or partially. The equity holders of the VIEs also agreed, without the PRC Subsidiaries’ prior written consents, not to transfer the pledged shares, establish or permit the existence of any security interest or other encumbrance on the pledged shares, or dispose of the pledged shares by any other means, except by the performance of the Exclusive Option Agreements.

(ii)	Agreements that allow the Company to receive economic benefits from the VIEs
Exclusive Business Cooperation Agreements
Pursuant to the agreements between the PRC Subsidiaries and VIEs, the PRC Subsidiaries or their designated entities affiliated have the exclusive right to provide the VIEs with technical support, business support and consulting services in return for fees equal to 100% of the consolidated net profits of the VIEs. Without the PRC Subsidiaries’ prior written consents, the VIEs shall not, directly and indirectly, obtain the same or similar services as provided under the agreements from any third party, or enter into any similar agreement with any third party. The PRC Subsidiaries have the right to determine the service fee charged to the VIEs under the agreements by considering, among other things, the complexity of the services, the time spent by employees of the PRC Subsidiaries to provide the services, contents and commercial value of the service provided, as well as the benchmark price of similar services in the market. The PRC Subsidiaries will have the exclusive ownership of all intellectual property rights developed by performance of the agreements.

(iii)	Agreements that provide the Company with the option to purchase the equity interests in the VIEs
Exclusive Option Agreements
Pursuant to the agreements among the PRC Subsidiaries, VIEs an
d
 their equity holders, the equity holders of VIEs irrevocably granted the PRC Subsidiaries or any third party designated by the PRC Subsidiaries an exclusive option to purchase all or part of their equity interests in the VIEs at the lowest price permitted by applicable PRC laws. Those equity holders further undertake that they will neither allow the encumbrance of any security interest in the VIEs, except for the pledge created pursuant to the Equity Interest Pledge Agreements, nor transfer, mortgage or otherwise dispose of their legal or beneficial interests in the VIEs without the prior written consents of the PRC Subsidiaries, and will cause the shareholders’ meeting and/or the board of directors and/or the executive directors of the VIEs not to approve such proposal.
In the opinion of the Company’s management, the Contractual Arrangements enable the PRC Subsidiaries and the Group to:

•	exercise effective control over the VIEs;

•	receive substantially all of the economic benefits of the VIEs; and

•	have an exclusive option to purchase all or part of the equity interest in and/or assets of the VIEs when and to the extent permitted by laws.
The Group does not have any equity interests in the VIEs. As a result of the Contractual Arrangements, the Group has rights to variable returns from its involvement in the VIEs and has the ability to affect those returns through its power over the VIEs, and is thereby considered to control the VIEs. Consequently, the Company regards the VIEs as indirect subsidiaries under IFRS. The Group has included the financial position and results of the VIEs and their subsidiaries in the consolidated financial statements. There is currently no contractual arrangement that requires the Company to provide additional financial support to the VIEs.

(b)	Risks in relation to VIEs and subsidiaries of VIEs
After completion of the Reorganization, a significant part of the Group’s business is conducted through VIEs and subsidiaries of VIEs. The Company becomes the primary beneficiary through the Contractual Arrangements. In the opinion of management, the Contractual Arrangements are in compliance with PRC laws and are legally enforceable. However, uncertainties regarding the interpretation and application of current and future PRC laws, regulations and rules could limit the Company’s ability to enforce the Contractual Arrangements.
In March 2019, the National People’s Congress of the PRC adopted the PRC Foreign Investment Law, which became effective on January 1, 2020. Among other things, the PRC Foreign Investment Law defines the “foreign investment” as investment activities in China by foreign investors in a direct or indirect manner, including those circumstances explicitly listed above as establishing new projects or foreign invested enterprises or acquiring shares of enterprises in China, and other approaches of investment as stipulated by laws, administrative regulations or otherwise regulated by the State Council. The PRC Foreign Investment Law leaves uncertainty as to whether foreign investors’ controlling PRC onshore variable interest entities via contractual arrangements will be recognized as “foreign investment” and thus be subject to the restrictions/prohibitions on foreign investments.
Current PRC laws and regulations impose certain restrictions or prohibitions on foreign ownership of companies that engage in the development and application of technologies for diagnosis and treatment of human stem cells and genes (“genomics business”), to which the precision oncology service of the Group relates. Pursuant to the Special Administrative Measures (Negative List) issued by the National Development and Reform Committee and Ministry of Commerce of the PRC on June 30, 2019, which came into force on July 30, 2019, certain industries are specifically prohibited for foreign investment, including genomics business. To comply with PRC laws and regulations, the Group conducts related business in China through VIEs.
If the corporate structure of the Group or the Contractual Arrangements between the VIEs and subsidiaries of VIEs and their respective equity holders were found to be in violation of the current or future PRC laws and regulations, the PRC government could:

•	revoke the Group’s business and operating licenses;

•	require the Group to discontinue or restrict its operations;

•	restrict the Group’s right to collect revenues;

•	require the Group to restructure the operations, re-apply for the necessary licenses or relocate its businesses, staff and assets;

•	impose additional conditions or requirements with which the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.
The Company’s ability to conduct its business may be negatively affected if the PRC government carries out any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIEs and subsidiaries of VIEs in its consolidated financial statements as it may lose the ability to exert effective control over them or it may lose the ability to receive economic benefits from them.

For the year ended December 31, 2018 (and the period from January 1, 2019 to completion of the Reorganization in July 2019), the financial statements of VIEs and subsidiaries of VIEs were substantially the same stated with the financial statements of the Group since the Company and most other entities within the Group did not conduct any business until the Reorganization completion.
Summarized financial information of the Group’s VIEs and subsidiaries of VIEs for the years ended December 31, 2019 and 2020:

	As at December 31,
	2019 RMB’000	2020 RMB’000	2020 US$’000 Note 2.5(d)
Non-current assets	138,033	169,152	25,924
Current assets	298,815	335,772	51,459

Total assets	436,848	504,924	77,383

Non-current liabilities	265,353	780,519	119,620
Current liabilities	169,522	229,062	35,105

Total liabilities	434,875	1,009,581	154,725

	Year ended December 31,
	2019	2020	2020
	RMB’000	RMB’000	US$’000
			Note 2.5(d)
Revenue	323,425	424,485	65,055
Loss for the year	(406,239)	(236,102)	(36,184)

Net cash used in operating activities	(192,068)	(196,594)	(30,129)
Net cash used in from investing activities	(96,807)	(9,223)	(1,414)
Net cash generated from financing activities	238,061	200,767	30,769

Net decrease in cash and cash equivalents	(50,814)	(5,050)	(774)

The above includes intercompany balances and transactions which have been eliminated on the Company’s consolidated financial statements.
As of December 31, 2019 and 2020, the total assets of the Group’s VIEs and subsidiaries of VIEs mainly include cash and cash equivalents, financial assets at fair value through profit or loss, trade receivables, other receivables and prepayments, inventories, property, plant and equipment as well as right-of-use
assets; and the total liabilities of the Group’s VIEs and subsidiaries of VIEs mainly include trade payables, other payables and accruals, borrowings as well as lease liabilities.

(c)	Business combination
The Group applies the acquisition method to account for business combinations except for business combinations under common control. For acquisition method, the consideration transferred for the acquisition of a subsidiary is the fair values of the assets transferred, the liabilities incurred to the former owners of the acquiree and the equity interests issued by the Group. The consideration transferred in
c
ludes the fair value of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.
The Group recognizes any
non-controlling
interest in the acquiree on an
acquisition-by-acquisition
basis, either at fair value or at the
non-controlling
interest’s proportionate share of the recognized amounts of acquiree’s identifiable net assets.
Acquisition-related costs are expensed as incurred.
The excess of the consideration transferred, the amount of any non-controlling
interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If the total of consideration transferred, non-controlling
interest recognized and previously held interest measured is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is recognized directly in profit or loss.
There is no business combination or
non-controlling
interest during the reported periods.

Foreign currency translation
2.5	Foreign currency translation

(a)	Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (“functional currency”). The financial statements are presented in Renminbi (“RMB”), which is the functional currency of most entities within the Group, unless otherwise stated.

(b)	Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates, are generally recognized in profit or loss.
Foreign exchange gains and losses that relate to borrowings and cash and cash equivalents are presented in the statements of loss within finance income/(costs). All other foreign exchange gains and losses are presented in the statements of loss within other income and gains/(losses).

(c)	Group companies
The results and financial position of all the Group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;

•
income and expenses for each statement of comprehensive income/(loss) are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions); and

•	all resulting currency translation differences are recognized in other comprehensive income/(loss).

(d)	Convenience translation
Translations of the consolidated balance sheets, the consolidated statements of loss, comprehensive loss and cash flows from RMB into United States dollars (“US$”) as of and for the year ended December 31, 2020 are solely for the convenience of the readers and calculated at the rate of US$1.00=RMB6.5250 representing the exchange rate as of December 31, 2020 set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate, or at any other rate, on December 31, 2020.

Property, plant and equipment
2.6	Property, plant and equipment
Property, plant and equipment are stated at historical cost less depreciation. Historical cost includes expenditure that is directly attributable to the acquisition of the items.
Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.
Depreciation is calculated using the straight-line method to allocate their cost, net of their residual values, over their estimated useful lives or, in the case of leasehold improvements and certain leased plant and equipment, the shorter lease term as follows:

Instruments and equipment	3-5 years
Office equipment and furniture	3-5 years
Transporting equipment	4 years
Leasehold improvements	shorter of lease period or 3-5 years
The assets’ residual values and useful lives are reviewed and adjusted if appropriate at the end of each reporting period.
An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount (Note 2.8).
Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized within other income and gains/(losses) in the statements of loss.

Intangible assets

2.7	Intangible assets

(a)	Software
Acquired software licenses are capitalized on the basis of the costs incurred to acquire and bring the specific software into usage. These costs are amortized using the straight-line method over their estimated useful lives of about
5-10
years. Costs associated with maintaining software programs are recognized as expense as incurred.

(b)	Patented technologies
Separately acquired patent technologies are shown at historical cost. Patent technologies acquired in a business combination are recognized at fair value at the acquisition date. They have finite useful lives based on the terms of patents and are subsequently carried at cost less accumulated amortization and impairment losses.

(c)	Other intangible assets
Other intangible assets were recognized upon a historical acquisition of a subsidiary. It is amortized using the straight-line method over the estimated useful life of the intangible assets of 4 years.

(d)	Research and development
The Group incurs costs and efforts on research and development activities. Research expenditures are charged to the profit or loss as an expense in the period the expenditure is incurred. Development costs are recognized as assets if they can be directly attributable to a newly developed service or product and all the following can be demonstrated:

•	the technical feasibility to complete the development project so that it will be available for use or sale;

•	the intention to complete the development project to use or sell the service or product;

•	the ability to use or sell the service or product;

•	the manner in which the development project will generate probable future economic benefits for the Group;

•	the availability of adequate technical, financial and other resources to complete the development project and use or sell the service or product; and

•	the expenditure attributable to the asset during its development can be reliably measured.
The development cost of an internally generated intangible asset is the sum of the expenditure incurred from the date the asset meets the recognition criteria above to the date when it is available for use. The development costs capitalized in connection with the intangible asset include costs of materials and services used or consumed, employee costs incurred in the creation of the asset and an appropriate portion of relevant overheads.
Capitalized development costs are amortized using the straight-line method over the life of the related service or product. Amortization shall begin when the asset is available for use.
Development expenditures not satisfying the above criteria are recognized in the profit or loss as incurred.

Impairment of non-financial assets
2.8	Impairment of non-financial assets
Goodwill and intangible assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. No goodwill or intangible assets with an indefinite useful life were recognized during the reported periods.
Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units).
Non-financial
assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

Financial assets
2.9	Financial assets

(a)	Classification
The Group classifies its financial assets in the following measurement categories:

•	those to be measured subsequently at fair value (either through other comprehensive income (“OCI”) or through profit or loss), and

•	those to be measured at amortized cost.
The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.
For assets measured at fair value, gains and losses will either be recorded in profit or loss or OCI. For investments in equity instruments that are not held for trading, this will depend on whether the Group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through OCI (“FVOCI”).
The Group reclassifies debt investments when and only when its business model for managing those assets changes.

(b)	Recognition and derecognition
Regular way purchases and sales of financial assets are recognized on trade date, being the date on which the Group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.

(c)	Measurement
At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (“FVPL”), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.
Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

(i)	Debt instruments
Subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the cash flow characteristics of the asset. There are three measurement categories into which the Group classifies its debt instruments:

•
Amortized cost: Assets that are held for collection of contractual cash flows, where those cash flows represent solely payments of principal and interest, are measured at amortized cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in other income and gains/(losses). Impairment losses are presented as separate line item in the statements of loss.

•
FVOCI: Assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVOCI. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses, interest income and foreign exchange gains and losses which are recognized in profit or loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to profit or loss and recognized in other income and gains/(losses). Interest income from these financial assets is included in finance income using the effective interest rate method. Impairment losses are presented as separate line item in the statements of loss.

•
FVPL: Assets that do not meet the criteria for amortized cost or FVOCI are measured at FVPL. A gain or loss on a debt investment that is subsequently measured at FVPL is recognized in profit or loss and presented within other income and gains/(losses) in the period in which it arises.

(ii)	Equity instruments
The Group subsequently measures all equity investments at fair value. Where the Group’s management has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments continue to be recognized in profit or loss as other income and gains when the Group’s right to receive payments is established.
Changes in the fair value of financial assets at FVPL are recognized in other income and gains/(losses) in the statements of loss as applicable. Impairment losses (and reversal of impairment losses) on equity investments measured at FVOCI are not reported separately from other changes in fair value.

(d)	Impairment
The Group assesses on a forward-looking basis the expected credit losses associated with its debt instruments carried at amortized cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk.
For trade receivables and contract assets with no significant financing component, the Group applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables.

Derivatives
2.10	Derivatives
Derivatives are initially recognized at fair value on the date a derivative contract is entered into, and they are subsequently remeasured to their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument and, if so, the nature of the item being hedged. Trading derivatives are classified as a current asset or liability.
The Group’s derivative instruments do not qualify for hedge accounting. Changes in the fair value of any derivative instrument that does not qualify for hedge accounting are recognized immediately in profit or loss and are included in other income and gains/(losses).

Inventories
2.11	Inventories
Raw materials, work in progress and finished goods are stated at the lower of cost and net realizable value. The cost of finished goods and work in progress comprises raw materials, direct labor, other direct costs and related production overheads (based on normal operating capacity). Costs of purchased inventories are determined after deducting rebates and discounts. Cost is determined using the weighted average method. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

Trade and other receivables
2.12	Trade and other receivables
Trade receivables are amounts due from customers for merchandise sold or services performed in the ordinary course of business. If collection of trade and other receivables is expected in one year or less (or in the normal operating cycle of the business if longer), they are classified as current assets. If not, they are presented as non-current
assets.
Trade and other receivables are recognized initially at the amount of consideration that is unconditional unless they contain significant financing components, when they are recognized at fair value. The Group holds the trade and other receivables with the objective of collecting the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method. See Note 3.1(b) for a description of the Group’s impairment policies.

Cash and cash equivalents
2.13	Cash and cash equivalents
For the purpose of presentation in the statement of cash flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, and bank overdrafts. Bank overdrafts are shown within borrowings in current liabilities in the balance sheets.

Share capital
2.14	Share capital
Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares or awards are shown in equity as a deduction, net of tax, from the proceeds.

Trade and other payables
2.15	Trade and other payables
These amounts represent liabilities for goods and services provided to the Group prior to the end of financial year which are unpaid. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method. Trade payables are unsecured with usual payment terms of 30 days.

Borrowings
2.16	Borrowings
Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method.
Borrowings are removed from the balance sheets when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash
assets transferred or liabilities assumed, is recognized in profit or loss as finance costs.
Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the end of the reporting period.

Borrowing costs
2.17	Borrowing costs
General and specific borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized during the period of time that is required to complete and prepare the asset for its intended use or sale. Qualifying assets are assets that necessarily take a substantial period of time to get ready for their intended use or sale.
Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.
Other borrowing costs are expensed in the period in which they are incurred.

Financial instruments with preferred rights
2.18	Financial instruments with preferred rights
Financial instruments with preferred rights issued by the Group are convertible into ordinary shares upon the closing of a qualified IPO or at the option of the holders and redeemable upon occurrence of certain future events.
The Group designates the financial instruments with preferred rights as financial liabilities at fair value through profit or loss. They are initially recognized at fair value. Any directly attributable transaction costs are expensed in the consolidated statements of loss.
Subsequent to initial recognition, the amount of change in the fair value of the financial instruments with preferred rights that is attributable to changes in the credit risk of that liability shall be presented in OCI with the remaining changes in fair value recognized in profit or loss.

As at December 31, 2019, management believed that there were no triggering events resulting in redemption in 12 months from each end of the reporting period and so the financial instruments with preferred rights were classified as non-current
liabilities unless the Group had an obligation to settle the liabilities within 12 months after the end of the reporting period. As at December 31, 2020, all financial instruments with preferred rights were converted into ordinary shares upon completion of IPO on June 19, 2020.

Current and deferred income tax
2.19	Current and deferred income tax
The income tax expense or credit for the period is the tax payable on the current period’s taxable income, based on the applicable income tax rate for each jurisdiction, adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.
Current and deferred tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.

(a)	Current income tax
The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Company and its subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions, where appropriate, on the basis of amounts expected to be paid to the tax authorities.
Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

(b)	Deferred income tax
Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.
Deferred tax assets are recognized only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses.
Deferred tax liabilities and assets are not recognized for temporary differences between the carrying amount and tax bases of investments in foreign operations where the Group is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future.
Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred tax balances relate to the same taxation authority.

Employee benefits
2.20	Employee benefits

(a)	Short-term obligations
Liabilities for wages and salaries, including
non-monetary
benefits and accumulating sick leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current employee benefit obligations in the balance sheets.

(b)	Pension obligations
The Group incorporated in the PRC contributes based on certain percentage of the salaries of the employees to a defined contribution retirement benefit plan organized by relevant government authorities in the PRC on a monthly basis. The government authorities undertake to assume the retirement benefit obligations payable to all existing and further retired employees under these plans and the Group has no further obligation for post-retirement benefits beyond the contributions made. Contributions to these plans are expensed as incurred. Assets of the plans are held and managed by government authorities and are separate from those of the Group.

(c)	Housing funds and medical insurance
The PRC employees of the Group are entitled to participate in various government-supervised housing funds and medical insurance. The Group contributes on a monthly basis to these funds based on certain percentage of the salaries of the employees, subject to certain ceiling. The Group’s liability in respect of these funds is limited to the contribution payable in each period and recognized as employee benefit expense when they are due.

Share-based payment
2.21	Share-based payment
Share-based compensation benefits (including restricted ordinary shares, share options and restricted share units (“RSU”), collectively the “awards”) are provided to employees and consultants via the Share Incentive Plan and Share Incentive Scheme with information being set out in Note 27(a).
The fair value of awards granted is recognized as an employee benefits expense with a corresponding increase in equity. The total amount to be expensed is determined by reference to the fair value of the awards granted:

•	including any market performance conditions (e.g. the entity’s share price)

•	excluding the impact of any service and non-market performance vesting conditions (e.g. profitability, sales growth targets and remaining an employee of the entity over a specified time period), and

•	including the impact of any non-vesting conditions (e.g. the requirement for employees to save or hold shares for a specific period of time).
The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. At the end of each period, the Group revises its estimates of the vesting period and the number of awards that are expected to vest based on the service and non- market performance vesting conditions. It recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to equity. The Group applies prospective treatment in respect of accounting for modifications of equity-settled awards that reduce the vesting period, if any.

Revenue recognition
2.22	Revenue recognition
Revenue is measured at the fair value of the consideration received or receivable.
Revenues are recognized when, or as, the control of the goods or services is transferred to the customer. Depending on the terms of the contract and the laws applicable, control of the goods and services may be transferred over time or at a point in time. Control of the goods and services is transferred over time if the Group’s performance:

•	provides all of the benefits received and consumed simultaneously by the customer;

•	creates and enhances an asset that the customer controls as the Group performs; or

•	does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.
If control of the goods and services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.
The progress towards complete satisfaction of performance obligation, depending on the nature of the goods and services to be transferred, is measured based on one of the following methods that best depicts the Group’s performance in satisfying the performance obligation:

•	direct measurements of the value of individual services transferred by the Group to the customer; or

•	the Group’s efforts or inputs to the satisfaction of the performance obligation.
When determining the transaction price to be allocated to different performance obligations, the Group first determines the fees that the Group entitles in the contract period. The Group includes in the transaction price some or all of an amount of variable considerations only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.
If contracts involve the sale of multiple goods, goods followed by related services, or multiple services, the transaction price will be allocated to each performance obligation based on their relative stand-alone selling prices. If the stand-alone selling prices are not directly observable, they are estimated based on expected cost plus a margin or adjusted market assessment approach, depending on the availability of observable information.
The Group has two main revenue streams which are (a) diagnosis and monitoring; and (b) development services.

(a)	Diagnosis and monitoring
Diagnosis and monitoring as well as early screening (collectively “precision oncology testing”) refer to those performed in the form of laboratory developed tests (“LDT”) services and in-vitro
diagnostic (“IVD”) products. The service period of each testing is generally around 1 to 2 weeks. Customers of the Group include individuals and enterprises, distributors and hospitals. Revenue is recognized when the performance obligations are satisfied.
The testing is designed for each individual. The Group recognizes revenue over time when it has an enforceable right to payment for performance completed to date. The progress of precision oncology recognized over time is measured based on the Group’s input to the satisfaction of related performance obligation.
Revenue from the testing is recognized at a point in time when the Group does not have enforceable right to payment for performance completed to date. For those arrangements, the Group recognizes revenue when the report is delivered.
Revenue from sales of IVD products is recognized when control of IVD products is transferred upon that hospitals and institutional customers have received and accepted the products.

(b)	Development services
Revenue from development services refers to the research services and sequencing services. Research services are recognized over time when it has an enforceable right to payment for performance completed to date. The progress of research services is measured based on the Group’s inputs or outputs to the satisfaction of related performance obligation of research services. Sequencing services are recognized at a point in time when the Group does not have enforceable right to payment for performance completed to date. For those arrangements, the Group recognizes revenue when the report is delivered.

(c)	Principal-agent consideration
The Group performs the underlying precision oncology testing and development services. When another party is involved in providing the service to an end customer, the Group will determine whether the other party is the principal or the agent to the end customer. The Group reports the revenue on a gross or net basis depending on whether the other party is acting as a principal or an agent to the end customer in a transaction. This determination is based on an evaluation of various factors including but not limited to whether the other party (i) is the primary obligor in the arrangement; (ii) has latitude in establishing the selling price; and (iii) has inventory risk before the specified good or service is transferred to a customer or after transfer of control to the customer. When the other party is acting as a principal to the end customer, the Group considers the other party as its customer and records the net amount from the other party as revenue. When the other party is acting as an agent, the Group considers the end customer as its customer and records the gross amount from the end customer as revenue.

(d)	Financing components
The Group does not expect to have any contracts where the period between the transfer of the promised goods or services to the customer and payment by the customer exceeding one year. As a consequence, the Group does not adjust any of the transaction prices for the time value of money.

(e)	Contract assets and liabilities
When either party to a contract has performed, the Group presents the contracts in balance sheets as a contract asset or a contract liability, depending on the relationship between the Group’s performance and customers’ payment.
A contract asset is the Group’s right to consideration in exchange for goods or services which the Group has transferred to customers. Contract asset is subject to the impairment of expected credit losses model under IFRS 9.
Incremental costs incurred to obtain a contract, if recoverable, are capitalized and presented as contract assets and subsequently amortized when the related revenue is recognized. For those costs with amortization periods of less than 1 year, they are expensed as incurred.
If a customer pays consideration or the Group has a right to an amount of consideration that is unconditional, before the Group transfers a good or service to the customer, the Group presents the contract as a contract liability when the payment is made or the receivable is recorded (whichever is earlier). A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.
A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due.

Cost of revenue
2.23	Cost of revenue
Cost of revenue is principally related to costs of services. Costs of services primarily consist of costs of raw materials consumed during the process of revenue-generating services, salaries and benefits for production personnel (including related share-based compensations), rental and depreciation expenses as well as maintenance of equipment, and other related costs of operations.

Selling expenses
2.24	Selling expenses
Selling expenses primarily include promotion and marketing expenses as well as employee benefits related to sales personnel including share-based compensations.

Administrative expenses
2.25	Administrative expenses
Administrative expenses primarily include payroll and related expenses for employees involved in general corporate functions including finance, legal and human resources, rental and depreciation expenses related to facilities and equipment used by these functions, professional service expenses and other general corporate related expenses.

Research and development expenses
2.26	Research and development expenses
As stated in Note 2.7(d), all expenditure related to research and development is recorded in expenses when it could not meet the criteria of capitalization.

Interest income
2.27	Interest income
Interest income is recognized using the effective interest method.

Government grants
2.28	Government grants
Grants from the government are recognized at their fair value where there is a reasonable assurance that the grant will be received and the Group will comply with all attached conditions.
Where the grants relates to an expense item, it is recognized as income on a systematic basis over the period that the costs, which it is intended to compensate, are expensed. Where the grants relates to an asset, the fair value is credited to a deferred income account and is released to profit or loss over the expected useful life of the relevant asset on straight-line basis or deducted from the carrying amount of the asset and released to the profit or loss by way of a reduced depreciation charge.

Leases
2.29	Leases
The Group leases various properties and office equipment. Rental contracts are typically made for fixed periods of approximately 2 to 5 years but may have extension options as described below.
Contracts may contain both lease and
non-lease
components. The Group allocates the consideration in the contract to the lease and non-lease
components based on their relative stand-alone prices. However, for leases of real estate for which the Group is a lessee, it has elected not to separate lease and non- lease components and instead accounts for these as a single lease component.
Until December 31, 2018, leases in which a significant portion of the risks and rewards of ownership were not transferred to the Group as lessee were classified as operating leases. Payments made under operating leases (net of any incentives received from the lessor) were charged to profit or loss on a straight-line basis over the period of the lease.
The Group has adopted IFRS 16 from January 1, 2019, by which leases are recognized as a right-of-use
asset and a corresponding liability at the date at which the leased asset is available for use by the Group. The Group has not restated comparatives for the 2018 reporting period, as permitted under the specific transitional provisions in the standard. The reclassifications and the adjustments arising from the new leasing rules were therefore recognized in the opening balance sheet on January 1, 2019 when right-of-use
assets and lease liabilities were both recognized at approximately RMB42 million with no impact on accumulated losses. The net loss and loss per share of the Group increased by approximately RMB2 million and RMB0.01 per share respectively for the year ended December 31, 2019 as a result of the adoption of IFRS 16.
Under IFRS 16, assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

•	fixed payments (including in-substance fixed payments), less any lease incentives receivable,

•	variable lease payment that are based on an index or a rate, initially measured using the index or rate as at the commencement date,

•	amounts expected to be payable by the Group under residual value guarantees,

•	the exercise price of a purchase option if the Group is reasonably certain to exercise that option, and

•	payments of penalties for terminating the lease, if the lease term reflects the Group exercising that termination option.
Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability.
The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, the lessee’s incremental borrowing rate is used, being the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use
asset in a similar economic environment with similar terms, security and conditions.

Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.
Right-of-use
assets are measured at cost comprising the following:

•	the amount of the initial measurement of lease liability,

•	any lease payments made at or before the commencement date less any lease incentives received,

•	any initial direct costs, and

•	restoration costs.
Right-of-use
assets are generally depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use
asset is depreciated over the underlying asset’s useful life.
Payments associated with short-term leases and leases of
low-value
assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less.
In the statement of cash flows, cash flows related to leases are classified as the followings:

•	cash payments for the principal and interest elements of the lease liabilities are classified within financing activities;

•	short-term lease payments, payments for leases of low-value assets and variable lease payments not included in the measurement of the lease liabilities are classified within operating activities.

Segment reporting
2.30	Segment reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (“CODM”). The CODM has been identified as the Chief Executive Officer (“CEO”) of the Company who makes strategic decisions, monitors daily operation of the Group, allocates resources and assesses performance of the operating segments.

Loss per share
2.31	Loss per share

(a)	Basic loss per share
Basic loss per share is calculated by dividing:

•	the loss attributable to owners of the Company, excluding any costs of servicing equity other than ordinary shares

•	by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements in ordinary shares issued during the year and excluding treasury shares

(b)	Diluted loss per share
Diluted loss per share adjusts the figures used in the determination of basic loss per share to take into account:

•	the after-income tax effect of interest and other financing costs associated with dilutive potential ordinary shares, and

•	the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.